Consolidated Balance Sheets (Parenthetical 1) (USD $)	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Series B convertible preferred shares [Member]	Jun. 30, 2013 Series B convertible preferred shares [Member]	Jun. 30, 2014 Series C convertible preferred shares [Member]	Jun. 30, 2013 Series C convertible preferred shares [Member]	Jun. 30, 2014 Class A ordinary shares [Member]	Jun. 12, 2014 Class A ordinary shares [Member]	Jun. 30, 2014 Class B ordinary shares [Member]
Convertible preferred shares, par value			$ 0.01	$ 0.01	$ 0.01	$ 0.01
Convertible preferred shares, authorized			0	4,013,203	0	15,722,878
Convertible preferred shares, issued			0	257,166	0	81,330
Convertible preferred shares, outstanding			0	257,166	0	81,330
Convertible preferred shares, aggregated liquidation value			$ 0	$ 126,000	$ 0	$ 42,000
Ordinary shares, par value	$ 0.01	$ 0.01					$ 0.01		$ 0.01
Ordinary shares, authorized	2,000,000,000	159,051,299					1,000,000,000		100,000,000
Ordinary shares, issued	99,882,260	86,101,542					13,442,222	13,442,222	86,440,038
Ordinary shares, outstanding	99,882,260	86,101,542					13,442,222		86,440,038